Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses
Professional service fees	32,537	18,956
Interest	65,168	2,680
Utilities	9,445	7,337
Customs clearing charges	33,812	19,721
Others	11,715	13,182
Total accrued expenses	152,677	61,876